Organization and principal activities (Details)	12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2013 USD ($) item	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2013 VIEs USD ($) item	Dec. 31, 2012 VIEs USD ($)	Dec. 31, 2011 VIEs USD ($)	Dec. 31, 2013 Taomee Hong Kong	Dec. 31, 2013 Shanghai Shengran USD ($)	Jun. 12, 2009 Shanghai Shengran Five shareholders USD ($)	Jun. 12, 2009 Shanghai Shengran Five shareholders CNY	Dec. 31, 2013 Shanghai Shengran VIEs USD ($)	Dec. 31, 2013 Shanghai Shengran VIEs CNY	Dec. 31, 2012 Shanghai Shengran VIEs USD ($)	Dec. 31, 2012 Shanghai Shengran VIEs CNY	Dec. 31, 2011 Shanghai Shengran VIEs USD ($)	Dec. 31, 2011 Shanghai Shengran VIEs CNY	Dec. 31, 2013 Shanghai Xinsheng	Dec. 31, 2013 Shanghai Wireless	Dec. 31, 2013 Shanghai Software	Dec. 31, 2013 Shanghai Property Service	Dec. 31, 2013 WFOE VIEs USD ($)	Dec. 31, 2013 WFOE VIEs CNY	Dec. 31, 2012 WFOE VIEs USD ($)	Dec. 31, 2012 WFOE VIEs CNY
Organization and principal activities
Percentage of ownership interest in subsidiaries								100.00%	100.00%									100.00%	99.00%	99.00%	99.00%
Number of consolidated VIEs through which Group primarily conducts business	2
Amount of contribution for which the shareholders shall unconditionally transfer dividend and other proceeds received from the variable interest entities									$ 0
Maximum interest-free loan										366,129	2,500,000
Percentage of VIEs revenues to the consolidated net revenues					84.80%	83.40%	90.80%
Percentage of VIEs assets to the consolidated total assets					17.90%	16.10%
Percentage of VIEs liability to the consolidated total liability					80.40%	79.90%
Creditors (or beneficial interest holders) of the VIE					0
Current assets:
Cash and cash equivalents	114,250,772	118,570,672	120,678,898	43,087,134	12,216,436	15,466,456
Accounts receivable, net	2,387,747	2,371,060			1,849,786	2,012,824
Inventory	196,757	41,316			196,757	41,316
Income tax recoverable	402,460	49,956			585,861
Due from related party	2,242,382	893,020			2,169,866	707,968
Prepayments and other current assets	2,904,695	2,071,509			1,614,931	427,844
Deferred tax assets-current	4,166,088	2,969,896			3,489,805	2,435,351
Total current assets	129,543,244	126,967,429			22,123,442	21,091,759
Investment in equity investees	14,047,509	8,262,077			2,326,793	28,186
Property and equipment, net	1,840,419	1,305,721			1,163,086	643,315
Acquired intangible asset	1,252,572	1,664,763			1,030,702	350,631
Other assets	1,496,242	1,557,532			376,926	362,148
Total assets	151,188,506	139,757,522			27,020,949	22,476,039
Liabilities
Accounts payable	1,549,908	434,626			1,538,665	425,845
Income taxes payable						245,189
Due to related parties	369,983	89,728			22,957	14,725
Advance from customers	6,960,857	8,142,177			6,184,953	6,730,725
Deferred revenue	12,340,821	12,061,510			12,340,821	12,061,510
Accrued expenses and other current liabilities	6,279,858	5,265,461			1,680,767	1,281,439
Deferred tax liabilities-current	1,758,134	13,473			1,758,134	13,473
Total liabilities	29,259,561	26,006,975			23,526,297	20,772,906
Service fee payable												19,100,000	118,000,000	16,200,000	102,000,000	32,200,000	207,000,000					50,000	300,000	800,000	5,000,000
Summary financial information related to income statement
Net revenue	48,353,687	40,208,234	45,397,041		40,985,710	33,535,368	41,204,989
Net income	5,441,260	8,861,867	19,493,171		21,586,325	20,773,883	33,468,498
Summary financial information related to cash flow statement
Net cash provided by operating activities	9,936,712	7,162,215	22,386,137		1,741,060	(1,468,141)	(14,987,061)
Net cash provided by (used in) investing activities	(14,771,058)	(7,730,576)	707,320		(4,991,080)	(318,549)	(912,413)
Net cash provided by (used in) financing activities	(1,098,365)	(1,667,429)	52,958,588			78,979
Net increase (decrease) in cash and cash equivalents	$ (4,319,900)	$ (2,108,226)	$ 77,591,764		$ (3,250,020)	$ (1,707,711)	$ (15,899,474)